Leases (Details) - Schedule of Discount Rate and Remaining Lease Term	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Weighted-average discount rate
Operating leases, Weighted-average discount rate	26.80%	26.76%	10.00%	10.00%
Weighted-average remaining lease term (years)
Operating leases, Weighted-average remaining lease term (years)	3 years 7 months 17 days	4 years 1 month 13 days	2 years 4 months 2 days	2 years 9 months 3 days